Feb. 28, 2017
Prospectus Supplement

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Intermediate-Term Municipal Bond Portfolio

Supplement to the Prospectus Dated February 28, 2017

The purpose of this Supplement is to revise the since inception performance of the S&P Intermediate Term National AMT-Free Municipal Bond Index, the benchmark of the DFA Intermediate-Term Municipal Bond Portfolio, in the "DFA Intermediate-Term Muncipal Bond Portfolio - Performance" section of the Prospectus to 2.14%.

The date of this Supplement is December 6, 2017